Acquisitions - Urban Cable (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Oct. 15, 2021	Jul. 02, 2022	Apr. 02, 2022	Jul. 02, 2022	Jul. 03, 2021
Acquisitions
Cash paid					$ 20,059
Goodwill increase (decrease)				$ 220
Urban Cable
Acquisitions
Percentage of interests acquired	100.00%
Cash paid	$ 8,436
Rollover equity	4,000
Fair value of contingent consideration	$ 3,450
Goodwill increase (decrease)		$ 156	$ 64